15 RESTRICTED STOCK UNITS	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
RESTRICTED STOCK UNITS

On August 4, 2015, the Company issued restricted stock units for 83,189 shares of common stock to non-employee directors of the Company. Prior to this issuance there no restricted stock unit grants had been made by the Company. This tranche of restricted stock units was valued at $3.51 per share, the market value per share on the date of the grant, and vested on the anniversary of the grant date. The aggregate value of the restricted stock units on the grant date was $291,994 and the restricted stock unit expense for December 31, 2016 and December 31, 2015 was determined to be $172,797 and $119,197, respectively. As of December 31, 2016, 83,189 restricted stock units had vested.

On May 10, 2016, the Company issued restricted stock units for 500,000 shares of common stock to a non-employee director. This tranche of restricted stock units was valued at $7.00 per share, the market value per share on the date of the grant, and vests (a) as to 166,667 shares, on May 10, 2017, (b) as to a further 166,667 shares, on May 10, 2018, and (c) as to the remaining 166,666 shares, on May 10, 2019, subject to the grantee continuing to be a director of the Company through such date. The aggregate value of the restricted stock units on the grant date of the restricted stock units was $3,500,000 and the restricted stock unit expense for December 31, 2016 was determined to be $746,348. As of December 31, 2016, none of the foregoing restricted stock units had vested.

On June 28, 2016, the Company issued restricted stock units for 7,680 shares of common stock to a non-employee director. This tranche of restricted stock units was valued at $6.51 per share, the market value per share on the date of the grant, and vests on the anniversary of the grant date. The aggregate value of the restricted stock units on the grant date of the restricted stock units was $49,997 and the restricted stock unit expense for December 31, 2016 was determined to be $25,135. As of December 31, 2016, none of the foregoing restricted stock units had vested.